GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Beginning balance, as of January 1	$ 1,366,206	$ 1,318,242
Acquisitions	9,176	54,203
Functional currency translation adjustments	3,036	(6,239)
Ending balance, as of December 31	1,378,418	1,366,206
Customer Engagement
Goodwill [Line Items]
Beginning balance, as of January 1	1,103,091	1,053,922
Acquisitions	9,176	54,203
Functional currency translation adjustments	2,413	(5,034)
Ending balance, as of December 31	1,114,680	1,103,091
Financial Crime and Compliance
Goodwill [Line Items]
Beginning balance, as of January 1	263,115	264,320
Acquisitions	0	0
Functional currency translation adjustments	623	(1,205)
Ending balance, as of December 31	$ 263,738	$ 263,115